Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000012079 | Equinix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012079 | Welltower, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012079 | Prologis, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012079 | American Tower Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012079 | Realty Income Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012079 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012079 | Public Storage, , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012079 | Simon Property Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012079 | Crown Castle, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012079 | Iron Mountain, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012079 | Specialized REITs
Holdings [Line Items]
Percent of Total Investments	45.30%
C000012079 | Residential REITs
Holdings [Line Items]
Percent of Total Investments	19.00%
C000012079 | Retail REITs
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012079 | Health Care REITs
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012079 | Industrial REITs
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012079 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012079 | Office REITs
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012098 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012098 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	12.40%
C000012098 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012098 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012098 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012098 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012098 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012098 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012098 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012098 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012098 | Information Technology
Holdings [Line Items]
Percent of Total Investments	46.20%
C000012098 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.40%
C000012098 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012098 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012098 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012098 | Financials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012098 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012098 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012098 | Materials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012098 | Energy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012098 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012101 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012101 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012101 | GE Vernova, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012101 | Williams Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Capital One Financial Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Carrier Global Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Autodesk, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012101 | Hilton Worldwide Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012101 | Truist Financial Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012101 | General Motors Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012101 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.00%
C000012101 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000012101 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012101 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000012101 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000012101 | Financials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000012101 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012101 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012101 | Materials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012101 | Energy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012101 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012193 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012193 | Autodesk, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012193 | Hilton Worldwide Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012193 | Trade Desk, Inc. (The), A, , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012193 | AutoZone, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012193 | Fortinet, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012193 | Workday, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012193 | WW Grainger, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012193 | Fair Isaac Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012193 | DoorDash, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012193 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.00%
C000012193 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000012193 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012193 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.20%
C000012193 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000012193 | Financials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012193 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012193 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012193 | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012193 | Energy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012193 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012197 | Guidewire Software, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012197 | Coherent Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Carvana Co., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | FTAI Aviation Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Curtiss-Wright Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012197 | Texas Roadhouse, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | Toast, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | SoFi Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | Vaxcyte, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | ITT, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012197 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.40%
C000012197 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000012197 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012197 | Industrials
Holdings [Line Items]
Percent of Total Investments	22.00%
C000012197 | Health Care
Holdings [Line Items]
Percent of Total Investments	17.20%
C000012197 | Financials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012197 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012197 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000012197 | Materials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012197 | Energy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012197 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012198 | Carvana Co., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012198 | East West Bancorp, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012198 | CH Robinson Worldwide, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Tapestry, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Fortune Brands Innovations, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Omega Healthcare Investors, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Stifel Financial Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012198 | Assurant, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012198 | Pinnacle West Capital Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012198 | Alcoa Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012198 | Information Technology
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012198 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000012198 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012198 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000012198 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012198 | Financials
Holdings [Line Items]
Percent of Total Investments	28.60%
C000012198 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012198 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012198 | Materials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012198 | Energy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012198 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.60%